Summary of Significant Accounting Policies - Additional Information (Detail)	11 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) OperatingSegment $ / shares shares	Jan. 01, 2022 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Cash equivalents	$ 0	$ 36,346,000
Number of operating segments | OperatingSegment		1
Number of reporting segments | OperatingSegment		1
Deferred offering costs	3,400,000	$ 700,000
Goodwill, impairment loss	$ 0	$ 5,377,000
Class of warrants or rights outstanding | shares	2,680,607	2,680,607
Offering costs incurred		$ 2,300,000
Accumulated Deficit	$ (207,131,000)	(278,652,000)	$ 0
Adjustments To Deferred Rent			300,000
Operating Lease Liabilities		10,203,000	6,600,000
Operating Lease Right Of Use Asset	0	9,316,000	$ 6,300,000
Capitalized Software	0	0
Restricted Cash	$ 317,000	0
RGTI Common Stock Purchase Agreement [Member]
Summary Of Significant Accounting Policies [Line Items]
Offering costs incurred		$ 700,000
Service Based And Performance Based Restricted Stock Units [Member] | 2013 Equity Incentive Plan
Summary Of Significant Accounting Policies [Line Items]
Share based compensation by share based award requisite service period		4 years
Sponsor [Member]
Summary Of Significant Accounting Policies [Line Items]
Period of earnout shares		5 years
Private Placement Warrants [Member]
Summary Of Significant Accounting Policies [Line Items]
Class of warrants or rights exercise price of warrants or rights | $ / shares		$ 11.5
Class of warrants or rights maturity period		5 years
Public Warrants [Member]
Summary Of Significant Accounting Policies [Line Items]
Class of warrants or rights outstanding | shares		8,625,000
Class of warrants or rights exercise price of warrants or rights | $ / shares		$ 11.5
Class of warrants or rights maturity period		5 years
Class of warrants or rights number of securities covered by each warrant or right | shares		0.361
Derivative liabilities		$ 16,300,000
Financial liabilities at fair value		$ 700,000
Revenue from Rights Concentration Risk [Member] | Revenue [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage	100.00%	100.00%
Revenue from Rights Concentration Risk [Member] | Revenue [Member] | Government Entities [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage	80.00%	81.30%
Maximum [Member] | Share-based Payment Arrangement, Option [Member]
Summary Of Significant Accounting Policies [Line Items]
Share based compensation by share based award requisite service period		5 years
Minimum [Member] | Share-based Payment Arrangement, Option [Member]
Summary Of Significant Accounting Policies [Line Items]
Share based compensation by share based award requisite service period		1 year
Rigetti Computing, Inc [Member] | Minimum [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage	10.00%	10.00%